Summary of significant accounting policies (Details)	6 Months Ended
Mar. 31, 2025
Transportation equipment
Property Plant And Equipment Useful Life	4 years
Machinery and equipment | Minimum
Property Plant And Equipment Useful Life	5 years
Machinery and equipment | Maximum
Property Plant And Equipment Useful Life	10 years
Office equipment | Minimum
Property Plant And Equipment Useful Life	3 years
Office equipment | Maximum
Property Plant And Equipment Useful Life	5 years